Annual Fund Operating Expenses - Xtrackers MSCI China A Inclusion Equity ETF - Xtrackers MSCI China A Inclusion Equity ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.60%
Other Expenses	none
Total annual fund operating expenses	0.60%